Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Segment Reporting Information
The following tables include results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended September 30,
	2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	137,212	10,846	1,597	149,655
Voyage recoveries (expenses)	286	(4,778)	(469)	(4,961)
Vessel operating expenses	(21,890)	(4,804)	(627)	(27,321)
Time-charter hire expense	(5,336)	—	—	(5,336)
Depreciation and amortization	(32,249)	(1,991)	(8)	(34,248)
General and administrative expenses(i)	(4,787)	(397)	(209)	(5,393)
Write-down of vessels	—	—	(785)	(785)
Income (loss) from vessel operations	73,236	(1,124)	(501)	71,611
Equity income	20,262	1,034	—	21,296

	Three Months Ended September 30,
	2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	111,909	6,279	5,148	123,336
Voyage expenses	(734)	(4,997)	(2,225)	(7,956)
Vessel operating expenses	(17,912)	(4,393)	(3,716)	(26,021)
Time-charter hire expense	(1,690)	—	—	(1,690)
Depreciation and amortization	(29,342)	(1,967)	(929)	(32,238)
General and administrative expenses(i)	(5,418)	(154)	(211)	(5,783)
Write-down of vessels	—	—	(2,201)	(2,201)
Restructuring charges	—	—	(449)	(449)
Income (loss) from vessel operations	56,813	(5,232)	(4,583)	46,998
Equity income (loss)	15,953	(1,274)	—	14,679

	Nine Months Ended September 30,
	2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	416,867	28,864	6,728	452,459
Voyage expenses	(4,436)	(11,990)	(333)	(16,759)
Vessel operating expenses	(65,591)	(12,786)	(2,502)	(80,879)
Time-charter hire expense	(14,007)	—	—	(14,007)
Depreciation and amortization	(97,074)	(5,942)	(696)	(103,712)
General and administrative expenses(i)	(15,801)	(1,305)	(586)	(17,692)
Write-down of vessels	—	—	(785)	(785)
Restructuring charges	—	—	(2,976)	(2,976)
Income (loss) from vessel operations	219,958	(3,159)	(1,150)	215,649
Equity income (loss)	31,132	(2,520)	—	28,612

	Nine Months Ended September 30,
	2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	318,740	16,669	25,548	360,957
Voyage expenses	(1,651)	(11,333)	(8,724)	(21,708)
Vessel operating expenses	(60,096)	(16,069)	(11,042)	(87,207)
Time-charter hire expense	(1,690)	—	—	(1,690)
Depreciation and amortization	(81,239)	(5,952)	(4,108)	(91,299)
General and administrative expenses(i)	(16,411)	(2,397)	(1,892)	(20,700)
Write-down of vessels	—	(33,000)	(20,863)	(53,863)
Restructuring charges	—	—	(1,845)	(1,845)
Income (loss) from vessel operations	157,653	(52,082)	(22,926)	82,645
Equity income (loss)	55,976	(3,379)	—	52,597

(i)
Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets	A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	September 30, 2019	December 31, 2018
	$	$
Total assets of the liquefied natural gas segment	4,888,329	4,861,977
Total assets of the liquefied petroleum gas segment	318,829	326,111
Total assets of the conventional tanker segment	12,540	39,450
Unallocated:
Cash and cash equivalents	142,860	149,014
Advances to affiliates	17,471	8,229
Consolidated total assets	5,380,029	5,384,781